Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

NOTE 5—PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	December 31,
	2016	2015
Land	$420	$420
Buildings	9,668	9,580
Machinery and equipment	9,448	9,103
Construction in progress	—	136

	19,536	19,239
Less: accumulated depreciation	(4,134)	(2,082)

Property, plant and equipment, net	$15,402	$17,157

Depreciation expense was $2,059 and $2,013 for the years ended December 31, 2016 and 2015, respectively.